SEGMENTS OF BUSINESS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 1,667,122	$ 1,412,495	$ 6,883,066	$ 1,476,649
Interest expense	36,943	185,110	474,926	183,467
Depreciation and amortization	114,224	80,024	383,454	79,542
Loss from continuing operations	(771,642)	(704,440)
Net loss before non-controlling interest	(762,174)	(766,303)	(3,394,533)	(1,264,021)
Income (loss) from discontinued operations	9,468	(61,863)
Non-controlling interest	24,331	62,518	227,968	101,307
Net loss	(737,843)	(703,785)	(3,166,565)	(1,162,714)
Assets	5,610,625	4,467,726	6,596,431	3,713,748
Non-restaurant investments	1,083,185	962,735	1,050,000	1,084,951
Total Assets	6,693,810	5,430,461	7,646,431	4,798,699
Total Liabilities	1,888,463	5,701,833	2,117,878	4,312,931
Expenditures for non-current assets	23,839	316,683	1,173,801	219,811
Management [Member]
Revenues	25,000	25,000	130,743	496,402
Interest expense	26,222	171,352	421,587	118,995
Depreciation and amortization	2,190	2,190	8,768	8,013
Loss from continuing operations	(621,849)	(494,774)
Net loss before non-controlling interest			(2,403,901)	(1,035,763)
Assets	1,143,885	1,887,587	1,606,059	950,966
Total Liabilities	457,231	4,581,483	338,537	3,327,318
Expenditures for non-current assets	0	0	2,898	2,808
Restaurants [Member]
Revenues	1,642,122	1,387,495	6,752,323	980,247
Interest expense	10,721	13,758	53,339	64,472
Depreciation and amortization	112,034	77,834	374,686	71,529
Loss from continuing operations	(149,793)	(209,666)
Net loss before non-controlling interest			(990,632)	(228,258)
Assets	4,466,740	2,580,139	4,990,372	2,762,782
Total Liabilities	1,431,232	1,120,350	1,779,341	985,613
Expenditures for non-current assets	$ 23,839	$ 316,683	$ 1,170,903	$ 217,003